Consolidated Statements of Cash Flows (USD $)	12 Months Ended			6 Months Ended		12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]
Operating activities
Net (loss) income	$ (73,634,000)	$ 157,150,000	$ (62,813,000)	$ 42,175,000	$ 45,621,000	$ 50,124,000	$ 106,937,000	$ 91,783,000
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	71,851,000	68,946,000	68,463,000			25,600,000	26,800,000	27,600,000
Depreciation and amortization				22,783,000	22,886,000	46,569,000	44,529,000	40,382,000
Amortization	273,900,000	235,790,000	226,305,000
Amortization of premiums on investments, net of accretion of discounts				4,438,000	5,209,000	9,592,000	9,573,000	5,868,000
Non-cash interest expense-amortization of debt discount and deferred financing costs	74,974,000	76,814,000	86,638,000
Impairment of goodwill	5,826,000	0	76,723,000			8,752,000
Impairment of intangible assets	0	0	143,467,000
Stock-based compensation	40,572,000	35,472,000	34,160,000	12,591,000	12,859,000	24,741,000	24,075,000	23,420,000
Excess tax benefit related to equity awards	(6,206,000)	(3,652,000)	(2,043,000)	(3,375,000)	(3,916,000)	(5,080,000)	(3,692,000)	(2,005,000)
Deferred revenue				893,000	12,000	850,000	(1,808,000)	812,000
Deferred income taxes	(155,192,000)	(48,107,000)	(121,726,000)	(432,000)	(1,632,000)	(4,220,000)	(3,745,000)	(5,786,000)
Gain on sale of intellectual property, net	(12,424,000)	(84,502,000)	0
Other-than-temporary impairment loss on equity investment						39,482,000
Debt extinguishment loss	42,347,000	29,891,000	0
Goodwill and asset impairment charges						12,746,000
Fair value adjustments to contingent consideration	38,466,000	(8,016,000)	0	(783,000)			(7,994,000)
Fair value write-up of inventory sold	19,918,000	3,298,000	732,000
Non-cash restructuring charges	16,901,000	0	0	783,000
Acquired in-process research and development	4,500,000	0	2,000,000
Impairment of cost-method investments	0	2,445,000	1,100,000
Loss on disposal of property and equipment	3,809,000	2,639,000	3,765,000	193,000	207,000	364,000	1,065,000	221,000
(Gain) loss on divestiture	0	(354,000)	341,000					(291,000)
Other non-cash activity	(3,568,000)	1,447,000	1,008,000
Changes in assets and liabilities:
Accounts receivable	(11,005,000)	(17,131,000)	(20,211,000)
Trade and other accounts receivable				(7,162,000)	4,290,000	(1,112,000)	2,649,000	(11,303,000)
Inventories	(12,174,000)	(32,158,000)	(5,247,000)	(13,765,000)	(540,000)	(11,168,000)	(1,154,000)	2,315,000
Prepaid income taxes	6,071,000	(6,154,000)	(3,772,000)
Prepaid expenses				1,034,000	(4,205,000)	408,000	3,055,000	1,218,000
Prepaid expenses and other assets	69,806,000	(471,000)	(254,000)
Other current assets				367,000	44,000	384,000	(360,000)	1,912,000
Other long-term assets	(2,415,000)	0	0	403,000	(453,000)	7,164,000	(559,000)	(4,123,000)
Accounts payable	3,768,000	2,589,000	7,151,000	8,350,000	(3,417,000)	(2,698,000)	(6,265,000)	3,500,000
Accrued expenses and other liabilities	(41,017,000)	40,569,000	(348,000)
Accrued salaries and employee benefits				(3,994,000)	(3,999,000)	2,981,000	(133,000)	(676,000)
Deferred revenue	12,733,000	(481,000)	21,273,000
Other accrued expenses				2,234,000	342,000	(1,398,000)	(4,417,000)	(806,000)
Income tax payable				(1,199,000)	11,437,000	10,313,000	7,688,000	(2,371,000)
Other long-term liabilities				(613,000)	769,000	1,211,000	122,000	961,000
Net cash provided by operating activities	370,222,000	456,024,000	456,712,000	65,704,000	85,514,000	181,253,000	169,566,000	145,031,000
Investing activities
Acquisition of businesses, net of cash acquired	(3,762,403,000)	(198,744,000)	(84,322,000)				(53,000,000)	(183,725,000)
Proceeds from sales and maturities of marketable securities				254,120,000	223,439,000	489,241,000	427,821,000	438,601,000
Payment of additional acquisition consideration	(9,784,000)	(19,660,000)	0
Purchases of marketable securities				(265,447,000)	(162,258,000)	(395,190,000)	(401,434,000)	(419,019,000)
Divestiture activities, net of cash transferred	0	2,267,000	(1,035,000)					6,357,000
Proceeds from sale of intellectual property	12,500,000	13,250,000	73,000,000
Purchase of property and equipment	(33,149,000)	(27,785,000)	(28,010,000)	(15,523,000)	(23,245,000)	(41,664,000)	(30,716,000)	(32,364,000)
Increase in equipment under customer usage agreements	(45,624,000)	(27,878,000)	(18,648,000)
Purchases of capitalized software				(3,437,000)	(2,547,000)	(6,053,000)	(3,891,000)	(1,290,000)
Purchase of licensed technology and other intangible assets	0	(3,021,000)	(500,000)	(1,527,000)	(4,424,000)	(5,259,000)	(2,513,000)	(7,341,000)
Purchase of insurance contracts	0	(5,322,000)	(5,322,000)
Acquisition of in-process research and development assets	(4,500,000)	0	(2,000,000)
Proceeds from sale of cost method investment	0	0	678,000
Purchases of cost method investments	(250,000)	(99,000)	(795,000)		(3,980,000)	(3,980,000)
(Increase) decrease in restricted cash	(5,159,000)	405,000	(26,000)
Cash paid for investment in Pacific Biosciences							(50,000,000)
Increase in other assets	(2,415,000)	0	0	403,000	(453,000)	7,164,000	(559,000)	(4,123,000)
Other				390,000	(348,000)	(209,000)	(738,000)	403,000
Net cash (used in) provided by investing activities	(3,850,784,000)	(266,587,000)	(66,980,000)	(31,424,000)	26,637,000	36,886,000	(114,471,000)	(198,378,000)
Financing activities
Proceeds from long-term debt	3,476,320,000	0	0
Repurchase and retirement of common stock					(47,972,000)	(250,000,000)	(99,935,000)	(174,847,000)
Repayment of long-term debt and notes payable	0	(1,362,000)	(177,004,000)
Proceeds from issuance of common stock and employee stock purchase plan				43,161,000	40,727,000	49,932,000	31,830,000	10,923,000
Payment of debt issuance costs	(81,408,000)	(5,327,000)	0
Payment of contingent consideration	(51,680,000)	(4,294,000)	0				(10,000,000)
Payment of deferred acquisition consideration	(44,223,000)	0	0
Repurchase and retirement of restricted stock for payment of taxes				(1,146,000)	(363,000)	(1,615,000)	(1,257,000)	(1,716,000)
Purchase of non-controlling interest	0	0	(2,684,000)
Net proceeds from issuance of common stock pursuant to employee stock plans	28,594,000	25,404,000	12,594,000
Excess tax benefit from employee stock-based compensation	6,206,000	3,652,000	2,043,000	3,375,000	3,916,000	5,080,000	3,692,000	2,005,000
Payment of employee restricted stock minimum tax withholdings	(5,710,000)	(10,399,000)	(2,524,000)
Borrowings, net					8,000,000	8,000,000	(228,000)	238,450,000
Net cash (used in) provided by financing activities	3,328,099,000	7,674,000	(167,575,000)	45,390,000	4,308,000	(188,603,000)	(75,898,000)	74,815,000
Effect of exchange rate changes on cash and cash equivalents	561,000	(404,000)	282,000	(235,000)	570,000	(2,205,000)	(2,123,000)	1,026,000
Net increase (decrease) in cash and cash equivalents	(151,902,000)	196,707,000	222,439,000	79,435,000	117,029,000	27,331,000	(22,926,000)	22,494,000
Cash and cash equivalents at the beginning of period	712,332,000	515,625,000	293,186,000	87,021,000	59,690,000		82,616,000	60,122,000
Cash and cash equivalents at the end of period	560,430,000	712,332,000	515,625,000	166,456,000	176,719,000	87,021,000	59,690,000	82,616,000
Supplemental disclosure of cash flow information:
Cash paid for interest	55,045,000	36,268,000	39,382,000			2,104,000	2,358,000	1,804,000
Cash paid for taxes						$ 38,744,000	$ 46,565,000	$ 54,528,000